Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets, Net

11 GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill

The changes in the carrying amount of goodwill were as follows:

2014
RMB
Balance as of January 1	—
Goodwill acquired	11,237,406
Foreign currency translation adjustment	18,579

Balance as of December 31	11,255,985

Intangible Assets

	December 31, 2014
	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted Average Amortization Period
	RMB	RMB	RMB	Years
Copyrights	14,865,606	(3,286,108)	11,579,498	3
Intellectual properties	14,984,612	(4,578,645)	10,405,967	3
License	4,412,458	(321,270)	4,091,188	10
Trademark	3,493,380	(3,202,265)	291,115	1
Others	526,901	(183,945)	342,956	5

Total intangible assets	38,282,957	(11,572,233)	26,710,724

	December 31, 2013
	Gross carrying amount	Accumulated amortization	Net carrying amount	Weighted Average Amortization Period
	RMB	RMB	RMB	Years
Copyrights	5,174,694	(3,276,499)	1,898,195	3
Others	317,500	(144,917)	172,583	5

Total intangible assets	5,492,194	(3,421,416)	2,070,778

Amortization expense was RMB1,358,152, RMB1,324,667 and RMB10,517,771 for the years ended December 31, 2012, 2013 and 2014, respectively. The copyrights are amortized over the contractual period, which ranges from 12 months to 120 months. The Company has no intention to renew the copyrights and trademark after the contractual period.

The estimated aggregate amortization expense for each of the next five years is as follows:

December 31,	Amount
RMB
2015	9,157,707
2016	8,506,716
2017	3,298,735
2018	2,337,222
2019	1,617,313

Total	24,917,693